Subsequent Events: (Details Textual) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Feb. 28, 2013	Dec. 31, 2014	Feb. 28, 2015	Mar. 31, 2015	Sep. 30, 2015	Feb. 09, 2015	Mar. 26, 2015
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		1,637,000
Technology Services Costs	$ 266,666
Blanchette Rockefeller Neurosciences Institute [Member]
Subsequent Event [Line Items]
Technology Services Costs		600,000
Payments for Fees		400,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		1,637,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Technology Services Costs			600,000
Reimbursement Of Third Party Expense			(150,000)
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				2,580,606
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							180,558
Subsequent Event [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,325,000
Subsequent Event [Member] | Blanchette Rockefeller Neurosciences Institute [Member]
Subsequent Event [Line Items]
Due to Other Related Parties			(2,400,000)
Other Cost of Services (per month)					(200,000)
Payments for Fees				200,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted				2,580,606
Subsequent Event [Member] | Series A Preferred Stock [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted						1,325,000